Details of Significant Accounts - Share-based payment - Incentive Stock Option Plan - Stock options (Details)	6 Months Ended
Jun. 30, 2022 $ / shares
Incentive Stock Option Plan
Share-based payment arrangements
Weighted-average exercise price of stock options at exercise dates	$ 0.21